Average Annual Total Returns - AMG TimesSquare Emerging Markets Small Cap Fund	Apr. 24, 2021
Class Z
Average Annual Return:
1 Year	24.40%
Since Inception	12.20%	[1]
Inception Date	Dec. 14, 2016
Class I
Average Annual Return:
1 Year	24.49%
Since Inception	12.22%	[1]
Inception Date	Dec. 14, 2016
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	24.44%
Since Inception	10.94%	[1]
Inception Date	Dec. 14, 2016
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	14.61%
Since Inception	9.17%	[1]
Inception Date	Dec. 14, 2016
Class N
Average Annual Return:
1 Year	23.86%
Since Inception	9.83%	[2]
Inception Date	Feb. 24, 2017

[1]	Class I, Class Z and Index performance shown reflects performance since the inception date of the Fund's Class I and Class Z shares on December 14, 2016.
[2]	Class N and Index performance shown reflects performance since the inception date of the Fund's Class N shares on February 24, 2017.